Other non-current assets (Details) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Other non-current assets
Reclamation deposits	$ 12,179		$ 12,179	$ 12,230
Advances for mining equipment	5,735		5,735	866
Non-current inventory				2,490
Other non-current assets	17,914		17,914	31,085
Write off of VAT		$ 7,400
Provision expense on VAT receivables			$ 10,900
Recoveries on VAT	$ 7,500
Mexico Operating Segment
Other non-current assets
Sales tax recoverable				$ 15,499